Note 3 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Property and equipment, period start	$ 5,369,619	$ 7,945,110
Property and equipment, period end	7,117,446	5,369,619
Property and equipment, period start	(5,369,619)	(7,945,110)
Property and equipment, period end	(7,117,446)	(5,369,619)
Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment, period start	17,139,967	16,071,181
Additions	5,048,334	1,068,786
Property and equipment, period end	22,188,301	17,139,967
Property and equipment, period start	(17,139,967)	(16,071,181)
Property and equipment, period end	(22,188,301)	(17,139,967)
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment, period start	(11,770,348)	(8,126,071)
Property and equipment, period end	(15,070,855)	(11,770,348)
Property and equipment, period start	11,770,348	8,126,071
Amortization	3,300,507	3,644,277
Property and equipment, period end	15,070,855	11,770,348
Fixtures and fittings [member]
Statement Line Items [Line Items]
Property and equipment, period start	642,205	850,831
Property and equipment, period end	423,056	642,205
Property and equipment, period start	(642,205)	(850,831)
Property and equipment, period end	(423,056)	(642,205)
Fixtures and fittings [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment, period start	1,316,926	1,292,927
Additions	12,769	23,999
Property and equipment, period end	1,329,695	1,316,926
Property and equipment, period start	(1,316,926)	(1,292,927)
Property and equipment, period end	(1,329,695)	(1,316,926)
Fixtures and fittings [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment, period start	(674,721)	(442,096)
Property and equipment, period end	(906,639)	(674,721)
Property and equipment, period start	674,721	442,096
Amortization	231,918	232,625
Property and equipment, period end	906,639	674,721
Network infrastructure [member]
Statement Line Items [Line Items]
Property and equipment, period start	1,580	8,824
Property and equipment, period end	0	1,580
Property and equipment, period start	(1,580)	(8,824)
Property and equipment, period end	0	(1,580)
Network infrastructure [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment, period start	52,003	52,003
Additions	0	0
Property and equipment, period end	52,003	52,003
Property and equipment, period start	(52,003)	(52,003)
Property and equipment, period end	(52,003)	(52,003)
Network infrastructure [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment, period start	(50,423)	(43,179)
Property and equipment, period end	(52,003)	(50,423)
Property and equipment, period start	50,423	43,179
Amortization	1,580	7,244
Property and equipment, period end	52,003	50,423
Computer equipment [member]
Statement Line Items [Line Items]
Property and equipment, period start	466,287	367,405
Property and equipment, period end	272,673	466,287
Property and equipment, period start	(466,287)	(367,405)
Property and equipment, period end	(272,673)	(466,287)
Computer equipment [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment, period start	1,266,013	896,153
Additions	78,613	369,860
Property and equipment, period end	1,344,626	1,266,013
Property and equipment, period start	(1,266,013)	(896,153)
Property and equipment, period end	(1,344,626)	(1,266,013)
Computer equipment [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment, period start	(799,726)	(528,748)
Property and equipment, period end	(1,071,953)	(799,726)
Property and equipment, period start	799,726	528,748
Amortization	272,227	270,978
Property and equipment, period end	1,071,953	799,726
Right-of-use assets [member]
Statement Line Items [Line Items]
Property and equipment, period start	4,259,547	6,718,050
Property and equipment, period end	6,421,717	4,259,547
Property and equipment, period start	(4,259,547)	(6,718,050)
Property and equipment, period end	(6,421,717)	(4,259,547)
Right-of-use assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Property and equipment, period start	14,505,025	13,830,098
Additions	4,956,952	674,927
Property and equipment, period end	19,461,977	14,505,025
Property and equipment, period start	(14,505,025)	(13,830,098)
Property and equipment, period end	(19,461,977)	(14,505,025)
Right-of-use assets [member] | Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Property and equipment, period start	(10,245,478)	(7,112,048)
Property and equipment, period end	(13,040,260)	(10,245,478)
Property and equipment, period start	10,245,478	7,112,048
Amortization	2,794,782	3,133,430
Property and equipment, period end	$ 13,040,260	$ 10,245,478